Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)     Ian Huen, the Chief Executive Officer and Executive Director of the Group since November 2023. He was a Non-executive Director from June 2022 to November 2023. Before June 2022, he was the Chief Executive Officer and Executive Director;

(b)     Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;

(c)     CGY Investment Limited, an entity owns more than 10% voting interest of the Group before April 2024;

(d)    Aeneas Group Limited, an entity controlled by Ian Huen;

(e)     Aenco Technologies Ltd, an entity being 34.56% effectively owned by Ian Huen;

(f)     Aeneas Management Limited, an entity controlled by Ian Huen;

(g)    Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of ATL. Since December 30, 2021, Libra has been turned into a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%. (Note 13)

Amounts due from related parties, net

Amounts due from related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Libra Sciences Limited (Note b)	522,192	522,192
Allowance for credit loss	(522,192)	(522,192)
Total	$—	$—

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	—	464
	$79,180	$79,644
Convertible notes to a related party
Jurchen Investment Corporation (Note 15)	3,418,500	3,238,500
Total	$3,418,500	$3,238,500

Related party transactions

Related party transactions consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Loan from related parties (Note a)
– Aeneas Group Limited	$—	$—	$2,500,000

Issuance of Convertible Note to related parties (Note 15)
– Jurchen Investment Corporation	$—	$—	$3,000,000

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
– Aeneas Group Limited	$—	$—	$3,000,000

Interest expenses (Note a and Note 15)
– Aeneas Group Limited	$—	$—	$71,123
– Jurchen Investment Corporation	$180,000	$180,000	$58,500
– Aenco Technologies Ltd	$—	$—	$(13,234)

Loan to related parties (Note b)
– Libra Sciences Limited	$—	$—	$92,459

Loan repayment and interest received from a related party (Note b)
– Talem Medical Group Limited	$—	$—	$611,641
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Interest income (Note b)
– Talem Medical Group Limited	$—	$—	$4,637
– Libra Sciences Limited	$—	$—	$8,963

Consultant, secondment, management and administrative services fees (Note c)
– CGY Investments Limited	$—	$—	$153,640
– ACC Medical Limited	$—	$—	$138,768

Administrative management services (Note d)
– Libra Sciences Limited	$—	$—	$9,615

Healthcare services income
– Aeneas Management Limited	$—	$—	$961

Note a: On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further four years to August 12, 2026. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the issuance date of this consolidated financial statements, the undrawn line of credit facility is $12 million.

Note b: On November 17, 2021, ATL entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, ATL granted a loan of up to AUD 4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date was extended for 6 months to the first extended maturity date, and further extended for another 6 months to the second extended maturity date. As of the date of the issuance of this consolidated financial statements, there is no outstanding balance from the Borrower following a repayment in February 2023.

On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years. The interest on the outstanding principal indebtedness is at the rate of 10% per annum. ATL and Libra Science Limited mutually agreed to terminate the line of credit agreement effect as of March 31, 2023. All existing liabilities arising from the line of credit agreement shall remain enforceable and repayable on demand by ATL. As of the issuance date of this consolidated financial statements, $0.5 million is outstanding from Libra Sciences Limited. For the year ended December 31, 2025, 2024 and 2023, the Group has assessed that the amounts due from Libra Science Limited and its subsidiary are potentially unrecoverable, and an allowance for credit loss amounting to $nil, $1,184 and $521,007 has been recognized, respectively.

Note c: CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. In August 2023, CGY Investment Limited agreed to suspend its monthly services fee from August 1, 2023. In November 2023, CGY Investment Limited and the Group reached a mutual agreement to terminate their contractual relationship.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. During the year ended December 31, 2023 and 2022, ACC Medical Limited also received $28,615 and $23,275 one-off compensation respectively. The agreement was terminated on June 30, 2023.

Note d: On January 1, 2022, Aptus Management Limited (“AML”), a wholly owned subsidiary of the Company, entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, AML will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. AML is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the original expiry date on December 31, 2023. AML and Libra Sciences Limited mutually agreed to terminate the administrative management service agreement effect as of March 31, 2023.